COMMON SHARES (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011 Focus Media Holding Limited, JJ Media Investment Holding Limited, and an existing shareholder
COMMON SHARES
Common shares, issued	101,366,544	101,313,015
Common shares, outstanding	101,366,544	101,313,015
Issuance of shares
Common shares issued during the period other than shares issued for acquisition and under share incentive plans				17,375,479
Shares issued price (in dollars per share)				$ 3.97
Common shares issued as a result of the exercise of shares options and issuance of restricted shares	53,529	105,098
Shares options exercised	39,100	88,334	202,800
Restricted shares issued	14,429	16,764
Common shares repurchased		1,062,450
Price per share of common shares repurchased (in dollars per share)		$ 1.77